Offerings	Nov. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.625% Convertible Senior Notes
Amount Registered | shares	230,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 230,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,763.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act") and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3ASR (Registration No. 333-291384) paid with the filing of this prospectus supplement
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	7,419,340
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Represents the maximum number of shares that may be issued upon conversion of the 1.625% Convertible Senior Notes. (3) Pursuant to Rule 457(i) under the Securities Act, there is no filing fee payable with respect to the shares common stock that may be issuable upon conversion of the 1.625% Convertible Senior Notes because no additional consideration will be received in connection with any conversion.